Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 616,640	$ 4,640,343
Time deposits	14,323,999	7,948,706
Trade and other receivables	4,262,887	2,815,442
Other current assets	282,992	0
Operating lease right-of-use assets	24,751	28,768
Advances and prepayments	15,378	21,951
Inventories	1,312,062	884,148
Total current assets	20,838,709	16,339,358
Non current assets
Vessels, net	77,647,921	84,149,805
Total non current assets	77,647,921	84,149,805
Total assets	98,486,630	100,489,163
Current liabilities
Trade accounts payable	1,804,473	908,342
Accrued and other liabilities	911,201	1,272,095
Operating lease liabilities	24,751	28,768
Deferred income	235,651	162,108
Total current liabilities	3,357,855	18,690,874
Warrant liability	29,161	10,437,034
Total non current liabilities	29,161	10,437,034
Total liabilities	3,387,016	29,127,908
Commitments and contingencies
Capital stock, $0.01 par value, 2,000,000,000 shares authorized at December 31, 2024 and 2025, 35,324 and 659,668 issued and outstanding at December 31, 2024 and 2025, respectively (Note 8)	6,597	353
Additional paid-in capital	90,601,172	71,097,850
Retained earnings	4,485,845	257,052
Total stockholders' equity	95,099,614	71,361,255
Total liabilities and stockholders' equity	98,486,630	100,489,163
Series A Preferred Stock [Member]
Current liabilities
Preferred Stock, 200,000,000 shares authorized (Note 8) Preferred stock, Series A, $0.01 par value, 600,000 shares issued and outstanding as of December 31, 2024 and December 31, 2025 (Note 8)	6,000	6,000
Related Party [Member]
Current liabilities
Payable to related parties	$ 381,779	$ 16,319,561